Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring Measurement - Level 3 - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Financial Liabilities Fair Value
Derivative warrant liabilities	$ 11,911	$ 8,375
Classified Contingent Consideration
Financial Liabilities Fair Value
Liability		$ 875